Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000119487 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
C000119487 [Member] | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119487 [Member] | Equity Residential REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.45%
C000119487 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
C000119487 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	10.63%
C000119487 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
C000119487 [Member] | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
C000119487 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119487 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
C000119487 [Member] | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
C000119487 [Member] | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000119487 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000119487 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000119487 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119487 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119487 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119487 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000119487 [Member] | Warehouse Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000119487 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000119487 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000119487 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000119487 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000119487 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155815 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
C000155815 [Member] | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155815 [Member] | Equity Residential REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.45%
C000155815 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
C000155815 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	10.63%
C000155815 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.06%
C000155815 [Member] | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
C000155815 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155815 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
C000155815 [Member] | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
C000155815 [Member] | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155815 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155815 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155815 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000155815 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155815 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155815 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000155815 [Member] | Warehouse Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000155815 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155815 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000155815 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000155815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000155815 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%